[Front cover]

                               [Phoenix double-diamond logo] Phoenix Home Life

                                                       The Big Edge Choice(SM)


                                                           Annual Reports for:


                                                                  PHL Variable
                                                          Accumulation Account


                                                  The Phoenix Edge Series Fund


                                                         Wanger Advisors Trust
                                                             December 31, 1995

TABLE OF CONTENTS

PHL VARIABLE ACCUMULATION ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Growth Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Bond Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Total Return Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 International Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Balanced Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Real Estate Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities               2
  Statement of Operations                           3
  Statement of Changes in Net Assets                4
  Financial Highlights                              5
 Notes to Financial Statements                      6

THE PHOENIX EDGE SERIES FUND
 Money Market Series
  Schedule of Investments                         2-2
  Statement of Assets and Liabilities             2-4
  Statement of Operations                         2-4
  Statement of Changes in Net Assets              2-5
  Financial Highlights                            2-5
 Growth Series
  Schedule of Investments                         2-7
  Statement of Assets and Liabilities             2-9
  Statement of Operations                         2-9
  Statement of Changes in Net Assets             2-10
  Financial Highlights                           2-10
 Bond Series
  Schedule of Investments                        2-12
  Statement of Assets and Liabilities            2-14
  Statement of Operations                        2-14
  Statement of Changes in Net Assets             2-15
  Financial Highlights                           2-15
 Total Return Series
  Schedule of Investments                        2-17
  Statement of Assets and Liabilities            2-19
  Statement of Operations                        2-19
  Statement of Changes in Net Assets             2-20
  Financial Highlights                           2-20
 International Series
  Schedule of Investments                        2-22
  Statement of Assets and Liabilities            2-24
  Statement of Operations                        2-24
  Statement of Changes in Net Assets             2-25
  Financial Highlights                           2-25
 Balanced Series
  Schedule of Investments                        2-27
  Statement of Assets and Liabilities            2-30
  Statement of Operations                        2-30
  Statement of Changes in Net Assets             2-31
  Financial Highlights                           2-31
 Real Estate Series
  Schedule of Investments                        2-33
  Statement of Assets and Liabilities            2-34
  Statement of Operations                        2-34
  Statement of Changes in Net Assets             2-35
  Financial Highlights                           2-35
 Notes to Financial Statements                   2-36

WANGER ADVISORS TRUST

Wanger International Small Cap Advisor
  Schedule of Investments                         3-3
  Statement of Assets and Liabilities             3-7
  Statement of Operations                         3-8
  Statement of Changes in Net Assets              3-8
  Financial Highlights                            3-9
  Notes to Financial Statements                  3-10

 Wanger U.S. Small Cap Advisor
  Schedule of Investments                         4-3
  Statement of Assets and Liabilities             4-7
  Statement of Operations                         4-8
  Statement of Changes in Net Assets              4-8
  Financial Highlights                            4-9
  Notes to Financial Statements                  4-10

                                                This annual report for the PHL
                                                 Variable Accumulation Account
                                  from inception July 31, 1995 to December 31,
                               1995, contains the financial statements for the
                              Account's various annuity contracts. This report
                                   also contains a list of portfolio holdings,
                                    management's discussion of performance and
                                  investment strategy and financial statements
                                for each of the mutual funds that comprise the
                                             Phoenix Edge Series Fund, and the
                                                        Wanger Advisors Trust.

                      STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1995

                                 Money Market      Growth         Bond
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Assets
Investments at cost               $5,983,319     $3,540,155     $ 336,469
                                  ===========    ==========    ===========
 Investment in The Phoenix
  Edge Series Fund, at market     $5,983,319     $3,291,580     $ 335,905
                                  -----------    ----------    -----------
  Total assets                     5,983,319      3,291,580       335,905
Liabilities
 Accrued expenses to related
  party                                2,181          3,005           207
                                  -----------    ----------    -----------
Net assets                        $5,981,138     $3,288,575     $ 335,698
                                  ===========    ==========    ===========
Accumulation units outstanding     5,893,015      3,036,889       319,171
                                  ===========    ==========    ===========
Unit value                        $ 1.014954     $ 1.082876     $1.051781
                                  ===========    ==========    ===========

                                 Total Return International     Balanced
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Assets
Investments at cost               $3,169,652     $ 132,940      $ 755,114
                                  ===========    ==========    ===========
 Investment in The Phoenix
  Edge Series Fund, at market     $3,044,400     $ 134,374      $ 753,665
                                  -----------    ----------    -----------
  Total assets                     3,044,400       134,374        753,665
Liabilities
 Accrued expenses to related
  party                                2,936           110            679
                                  -----------    ----------    -----------
Net assets                        $3,041,464     $ 134,264      $ 752,986
                                  ===========    ==========    ===========
Accumulation units outstanding     2,918,821       132,979        718,774
                                  ===========    ==========    ===========
Unit value                        $ 1.042018     $1.009660      $1.047597
                                  ===========    ==========    ===========

                                                   Wanger
                                              International    Wanger U.S.
                                 Real Estate     Small Cap      Small Cap
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Assets
Investments at cost               $ 236,962      $ 272,420     $1,269,914
                                  ===========    ==========    ===========
 Investment in The Phoenix
  Edge Series Fund, at market     $ 237,701      $       --    $       --
 Investment in The Wanger
  Advisors Trust, at market              --        280,194      1,250,499
                                  -----------    ----------    -----------
   Total assets                     237,701        280,194      1,250,499
Liabilities
 Accrued expenses to related
  party                                  46            141          1,138
                                  -----------    ----------    -----------
Net assets                        $ 237,655      $ 280,053     $1,249,361
                                  ===========    ==========    ===========
Accumulation units outstanding      226,316        257,362      1,312,796
                                  ===========    ==========    ===========
Unit value                        $1.050105      $1.088168     $ 0.951679
                                  ===========    ==========    ===========

                      See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
            From inception July 31, 1995 through December 31, 1995

                                 Money Market      Growth         Bond
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Investment income
 Distributions                     $20,806       $   6,347       $6,976
Expenses
 Mortality and expense risk
  charges                            4,988           7,160          332
                                  -----------    ----------    -----------
Net investment income (loss)        15,818            (813)       6,644
                                  -----------    ----------    -----------
Net realized gain (loss) from
  share transactions                    --            (397)           9
Net realized gain distribution
  from Fund                             --         346,480           --
Net unrealized depreciation on
  investment                            --        (248,575)        (564)
                                  -----------    ----------    -----------
Net gain (loss) on investments          --          97,508         (555)
                                  -----------    ----------    -----------
Net increase in net assets
  resulting from operations        $15,818       $  96,695       $6,089
                                  ===========    ==========    ===========

                                 Total Return International     Balanced
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Investment income
 Distributions                    $  33,388        $   33        $ 6,165
Expenses
 Mortality and expense risk
  charges                             7,680           243          1,168
                                  -----------    ----------    -----------
Net investment income (loss)         25,708          (210)         4,997
                                  -----------    ----------    -----------
Net realized gain (loss) from
  share transactions                    380          (305)           (40)
Net realized gain distribution
  from Fund                         178,778           191         13,825
Net unrealized appreciation
  (depreciation) on investment     (125,252)        1,434         (1,449)
                                  -----------    ----------    -----------
Net gain on investments              53,906         1,320         12,336
                                  -----------    ----------    -----------
Net increase in net assets
  resulting from operations       $  79,614        $1,110        $17,333
                                  ===========    ==========    ===========

                                                   Wanger        Wanger
                                              International       U.S.
                                 Real Estate     Small Cap      Small Cap
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
Investment income
 Distributions                      $2,705         $   --       $     --
Expenses
 Mortality and expense risk
  charges                               86            260          3,079
                                  -----------    ----------    -----------
Net investment income (loss)         2,619           (260)        (3,079)
                                  -----------    ----------    -----------
Net realized gain (loss) from
  share transactions                   242             (6)            29
Net realized gain distribution
  from Fund                            556             --             --
Net unrealized appreciation
  (depreciation) on investment         739          7,774        (19,415)
                                  -----------    ----------    -----------
Net gain (loss) on investments       1,537          7,768        (19,386)
                                  -----------    ----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations                        $4,156         $7,508       $(22,465)
                                  ===========    ==========    ===========

                      See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
            From inception July 31, 1995 through December 31, 1995

                                 Money Market      Growth         Bond
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
From operations
 Net investment income (loss)    $    15,818     $     (813)    $  6,644
 Net realized gain                        --        346,083            9
 Net unrealized depreciation              --       (248,575)        (564)
                                  -----------    ----------    -----------
 Net increase in net assets
  resulting from operations           15,818         96,695        6,089
                                  -----------    ----------    -----------
From accumulation unit
  transactions
 Participant deposits              7,285,767      2,481,750      226,998
 Participant transfers            (1,318,515)       713,637      102,628
 Participant withdrawals              (1,932)        (3,507)         (17)
                                  -----------    ----------    -----------
 Net increase in net assets
  resulting from participant
  transactions                     5,965,320      3,191,880      329,609
                                  -----------    ----------    -----------
 Net increase in net assets        5,981,138      3,288,575      335,698
Net assets
 Beginning of period                       0              0            0
                                  -----------    ----------    -----------
 End of period                   $ 5,981,138     $3,288,575     $335,698
                                  ===========    ==========    ===========

                                 Total Return International     Balanced
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
From operations
 Net investment income (loss)     $   25,708      $   (210)     $  4,997
 Net realized gain (loss)            179,158          (114)       13,785
 Net unrealized appreciation
  (depreciation)                    (125,252)        1,434        (1,449)
                                  -----------    ----------    -----------
 Net increase in net assets
  resulting from operations           79,614         1,110        17,333
                                  -----------    ----------    -----------
From accumulation unit
  transactions
 Participant deposits              2,580,979        93,558       656,615
 Participant transfers               381,238        39,596        82,588
 Participant withdrawals                (367)           --        (3,550)
                                  -----------    ----------    -----------
 Net increase in net assets
  resulting from participant
  transactions                     2,961,850       133,154       735,653
                                  -----------    ----------    -----------
 Net increase in net assets        3,041,464       134,264       752,986
Net assets
 Beginning of period                       0             0             0
                                  -----------    ----------    -----------
 End of period                    $3,041,464      $134,264      $752,986
                                  ===========    ==========    ===========

                                                   Wanger        Wanger
                                              International       U.S.
                                 Real Estate     Small Cap      Small Cap
                                 Sub-Account    Sub-Account    Sub-Account
                                  ------------   -----------   ------------
From operations
 Net investment income (loss)      $  2,619       $   (260)    $   (3,079)
 Net realized gain (loss)               798             (6)            29
 Net unrealized appreciation
  (depreciation)                        739          7,774        (19,415)
                                  -----------    ----------    -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          4,156          7,508        (22,465)
                                  -----------    ----------    -----------
From accumulation unit
  transactions
 Participant deposits               227,039        214,634        940,831
 Participant transfers                6,466         58,021        331,307
 Participant withdrawals                 (6)          (110)          (312)
                                  -----------    ----------    -----------
 Net increase in net assets
  resulting from participant
  transactions                      233,499        272,545      1,271,826
                                  -----------    ----------    -----------
 Net increase in net assets         237,655        280,053      1,249,361
Net assets
 Beginning of period                      0              0              0
                                  -----------    ----------    -----------
 End of period                     $237,655       $280,053     $1,249,361
                                  ===========    ==========    ===========

                      See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)
                                 (Unaudited)

                      Money Market         Growth              Bond
                      Sub-Account        Sub-Account        Sub-Account
                    ----------------  ----------------   -----------------
Unit value,
  beginning of
  period               $1.000000          $1.000000          $1.000000
Income from
  investment
  operations
 Net investment
  income (loss)         0.014954          (0.000697)          0.056501
 Net realized and
  unrealized gain
  (loss)                      --           0.083573          (0.004720)
                      --------------     --------------    ---------------
  Total from
  investment
  operations            0.014954           0.082876           0.051781
                      --------------     --------------    ---------------
Unit value, end
  of period            $1.014954         $ 1.082876         $ 1.051781
                      ==============     ==============    ===============
Total return                1.50%((1))         8.29%((1))         5.18%((1))
Net assets, end
  of period (000)      $   5,981         $    3,289         $      336

                      Total Return      International        Balanced
                      Sub-Account        Sub-Account        Sub-Account
                    ----------------  ----------------   -----------------
Unit value,
  beginning of
  period               $1.000000          $1.000000          $1.000000
Income from
  investment
  operations
 Net investment
  income (loss)         0.013568          (0.001828)          0.013722
 Net realized and
  unrealized gain       0.028450           0.011488           0.033875
                      --------------     --------------    ---------------
  Total from
  investment
  operations            0.042018           0.009660           0.047597
                      --------------     --------------    ---------------
Unit value, end
  of period            $1.042018         $ 1.009660          $1.047597
                      ==============     ==============    ===============
Total return                4.20%((1))         0.97%((1))         4.76%((1))
Net assets, end
  of period (000)      $   3,041         $      134          $     753

                                           Wanger
                                        International       Wanger U.S.
                      Real Estate         Small Cap          Small Cap
                      Sub-Account        Sub-Account        Sub-Account
                    ----------------  ----------------   -----------------
Unit value,
  beginning of
  period               $1.000000          $1.000000          $1.000000
Income from
  investment
  operations
 Net investment
  income (loss)         0.031575          (0.003053)         (0.006623)
 Net realized and
  unrealized gain
  (loss)                0.018530           0.091221          (0.041698)
                      --------------     --------------    ---------------
  Total from
  investment
  operations            0.050105           0.088168          (0.048321)
                      --------------     --------------    ---------------
Unit value, end
  of period            $1.050105         $ 1.088168         $ 0.951679
                      ==============     ==============    ===============
Total return                5.01%((1))         8.82%((1))        (4.83%)((1))
Net assets, end
  of period (000)      $     238         $      280         $    1,249

((1)) Unannualized

                      See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1995

Note 1--Organization

PHL Variable Accumulation Account (the Account) is a separate investment account of PHL Variable Insurance Company (PHL Variable). The Account is organized as a unit investment trust and currently consists of seven Sub-accounts, which invest solely in a designated portfolio of The Phoenix Edge Series Fund and two Sub-accounts which invest in the Wanger Advisors Trust (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4). Contract holders may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable through participant transfers.

Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund, the Growth Series is a growth common stock fund, the Bond Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities, the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities, the Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that operate, manage, develop or invest in real estate, the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion and the Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion.

Note 2--Significant Accounting Policies

A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from PHL Variable and under current federal income tax law, income in the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of The Funds

Purchases and sales of shares of the Funds for the period ended December 31, 1995 aggregated the following:

 Sub-Account                    Purchases           Sales
 -------------------------  ----------------   ----------------
Phoenix Edge Series Fund:
 Money Market                  $9,961,762         $3,978,443
 Growth                         3,614,692             74,140
 Bond                             337,332                872
 Total Return                   3,260,332             91,060
 International                    144,019             10,774
 Balanced                         818,485             63,331
 Real Estate                      236,988                 26
Wanger Advisors Trust:
 International Small Cap.         277,416              4,990
 U.S. Small Cap.                1,302,018             32,133

Note 4--Participant Accumulation Unit Transactions (in units)

                                              Sub-Account
                  -------------------------------------------------------------------
                     Money                           Total
                    Market      Growth     Bond      Return   International  Balanced
                   ----------   --------  -------   --------   ------------  --------
VA4
Units
  outstanding,
  beginning of
  period                   0           0        0          0           0            0
Participant
  deposits         7,198,116   2,364,199  220,375  2,545,096      93,055      642,806
Participant
  transfers       (1,303,172)    675,945   98,812    374,097      39,924       79,427
Participant
  withdrawals         (1,929)     (3,255)     (16)      (372)          0       (3,459)
                   ---------    -------     -----    -------     ----------    ------
Units
  outstanding,
  end of period    5,893,015   3,036,889  319,171  2,918,821     132,979      718,774
                   =========    =======     =====    =======     ==========    ======

                                        Wanger
                                    International     Wanger U.S.
                    Real Estate       Small Cap        Small Cap
                     -----------   -----------------   -----------
Units
  outstanding,
  beginning of
  period                    0                0                 0
Participant
  deposits            219,733          201,477           965,791
Participant
  transfers             6,589           55,992           347,311
Participant
  withdrawals              (6)            (107)             (306)
                     ----------    ----------------    ----------
Units
  outstanding,
  end of period       226,316          257,362         1,312,796
                     ==========    ================    ==========

Note 5--Investment Advisory Fees and Related Party Transactions


PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.


PHL Variable assumes the risk that annuitants as a class may live longer than expected and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Sub-accounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.


As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Sub-account holding the assets of the participant, or on a pro rata basis from two or more Sub-accounts in relation to their values under the contract. The $35 charge is waived on account values of more than $50,000. There were no fees for administrative services collected for the period ended December 31, 1995 that are funded by and included in participant withdrawals.


Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter. On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $432 for the period ended December 31, 1995.

Note 6--Distribution of Net Income

The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

REPORT OF INDEPENDENT ACCOUNTANTS

[Price Waterhouse LLP logo]                     [Price Waterhouse circle logo]


To the Participants of
 PHL Variable Accumulation Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Bond Sub-Account, Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1995, the results of each of their operations for the period then ended and the changes in each of their net assets for the period indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP


Hartford, CT 06103
February 13, 1996

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodian
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109


Real Estate Series Custodian
State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Acountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

[Back Cover]

[Phoenix double-diamond logo] Phoenix Home Life
PHL Variable Insurance Company

Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 942
Greenfield, MA 01302-0942

OL 2232 A (2/96) (C) 1996 Phoenix Home Life Mutual Insurance Company
700.04

["Recycle" symbol] Printed on Recycled Paper.

PHL Variable Insurance Company
Statutory Home Office: Hartford, Connecticut

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